UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
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Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Energy Income Partners, LLC
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Address:    49 Riverside Avenue
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            Westport, CT 06880
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Form 13F File Number:   28-12170
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James J. Murchie
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Title:      President & CEO
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Phone:      203-349-8233
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Signature, Place, and Date of Signing:

         /s/ JAMES J. MURCHIE             Westport, CT             05/25/10
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              [Signature]                [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
                                                   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     52
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Form 13F Information Table Value Total:     $ 404,799
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

EIP All Accounts
As-of 03-31-10
                                                                   Market Value $    Shares /   Investment      Other       Voting
Name of Issuer                      Title of Class       CUSIP        (x 1000)       Quantity    Discretion    Managers    Authority
Amerigas Partners L P               Unit L P Int       030975106         4,396        109510       SOLE          NONE        SOLE
Buckeye GP Holdings LP              Com Units LP       118167105         9,032        263028       SOLE          NONE        SOLE
Buckeye Partners L P                Unit LP Partn      118230101         5,758         95850       SOLE          NONE        SOLE
Dorchester Minerals LP              Com Units          25820R105           159          7500       SOLE          NONE        SOLE
Duncan Energy Partners LP           Com Units          265026104         7,325        270645       SOLE          NONE        SOLE
El Paso Corp                        Com                28336L109         1,626        150000       SOLE          NONE        SOLE
El Paso Pipeline Partners L         Com Unit LPI       283702108        11,402        408830       SOLE          NONE        SOLE
Enbridge Energy Management L        Shs Units LLI      29250X103        11,224        219864       SOLE          NONE        SOLE
Enbridge Energy Partners L P        Com                29250R106         7,633        150947       SOLE          NONE        SOLE
Enbridge Inc.                       Com                29250N105         3,211         67250       SOLE          NONE        SOLE
Encore Energy Partners LP           Com Unit           29257A106           151          7582       SOLE          NONE        SOLE
Energy Transfer Equity L P          Com Ut Ltd Ptn     29273V100         9,356        277295       SOLE          NONE        SOLE
Energy Transfer Prtnrs L P          Unit Ltd Ptr       29273R109        10,862        231804       SOLE          NONE        SOLE
Enterprise GP Holdings LP           Unit LP Int        293716106        16,561        385581       SOLE          NONE        SOLE
Enterprise Prods Partners L         Com                293792107        26,357        762218       SOLE          NONE        SOLE
EV Energy Partners LP               Com Units          26926V107         1,684         52759       SOLE          NONE        SOLE
Exxon Mobil Corp                    Com                30231G102         2,254         33650       SOLE          NONE        SOLE
FPL Group Inc                       Com                302571104            68          1400       SOLE          NONE        SOLE
Global Partners LP                  Com Units          37946R109         4,272        191059       SOLE          NONE        SOLE
Holly Energy Partners L P           Com Ut Ltd Ptn     435763107        10,820        254659       SOLE          NONE        SOLE
Inergy Hldgs L P                    Com                45661Q107         7,495        102823       SOLE          NONE        SOLE
ITC Hldgs Corp                      Com                465685105         1,931         35100       SOLE          NONE        SOLE
Kinder Morgan Energy Partner        Ut Ltd Ptn         494550106        13,462        205771       SOLE          NONE        SOLE
Kinder Morgan Management LLC        Shs                49455U100        18,876        322014       SOLE          NONE        SOLE
Magellan Midstream PRTNRS LP        Com Unit RP LP     559080106        41,034        863335       SOLE          NONE        SOLE
MLP & Strategic Equity FD IN        Com                55312N106         1,224         74000       SOLE          NONE        SOLE
Natural Resource Partners L         Com Unit L P       63900P103         6,003        228964       SOLE          NONE        SOLE
NGP Cap Res Co                      Com                62912R107         1,205        141450       SOLE          NONE        SOLE
Nustar Energy LP                    Unit Com           67058H102        21,817        360906       SOLE          NONE        SOLE
Nustar GP Holdings LLC              Unit Rstg LLC      67059L102        12,250        413427       SOLE          NONE        SOLE
Oneok Inc New                       Com                682680103         4,489         98326       SOLE          NONE        SOLE
Oneok Partners LP                   Unit Ltd Ptr       68268N103        16,445        268403       SOLE          NONE        SOLE
Penn VA GP HLDGS L P                com Unit R Lim     70788P105         2,420        132300       SOLE          NONE        SOLE
Penn VA Resources Partners L        Com                707884102         1,992         84951       SOLE          NONE        SOLE
Plains All Amern Pipeline L         Unit Ltd Ptr       726503105        23,813        418503       SOLE          NONE        SOLE
Public SVC Enterprise Group         Com                744573106           124          4200       SOLE          NONE        SOLE
Quicksilver Gas Svcs LP             Com Units LPI      74839G106         1,708         81805       SOLE          NONE        SOLE
Sempra Energy                       Com                816851109           215          4300       SOLE          NONE        SOLE
Southern Co                         Com                842587107            70          2100       SOLE          NONE        SOLE
Spectra Energy Corp                 Com                847560109         5,016        222650       SOLE          NONE        SOLE
Spectra Energy Partners LP          com                84756N109         2,191         72080       SOLE          NONE        SOLE
Suburban Propane Partners L         Unit Ltd Ptr       864482104         1,393         29335       SOLE          NONE        SOLE
Sunoco Logistics PRTNRS L P         Com Units          86764L108        18,485        269860       SOLE          NONE        SOLE
Targa Resources Partners LP         Com Unit           87611X105            30          1150       SOLE          NONE        SOLE
TC Pipelines LP                     Unit Com Ltd Prt   87233Q108         7,579        199346       SOLE          NONE        SOLE
Teekay LNG Partners L P             Prtnrsp Units      Y8564M105         5,119        171500       SOLE          NONE        SOLE
Transmontaigne Partners L P         Com Unit L P       89376V100         5,445        199904       SOLE          NONE        SOLE
UGI Corp New                        Com                902681105        12,005        452330       SOLE          NONE        SOLE
Western Gas Partners LP             Com Unit LP In     958254104           442         20000       SOLE          NONE        SOLE
Williams Cos Inc Del                Com                969457100        16,361        708258       SOLE          NONE        SOLE
Williams Partners L P               Com Unit L P       96950F104         3,070         76300       SOLE          NONE        SOLE
Williams Pipeline Partners L        Com Unit LP In     96950K103         6,938        229370       SOLE          NONE        SOLE
                                                           total       404,799